Segment Information (Details) - Schedule of geographic regions - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	$ 820,468	$ 910,893	$ 902,932
Satellites, property and other equipment	1,318,526	1,458,933
Intangible assets	779,190	802,791
Other long-term assets	9,922	8,264
Canada [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	362,939	395,235	417,692
Satellites, property and other equipment	624,303	682,518
Intangible assets	718,880	733,880
Other long-term assets	9,470	7,624
United States [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	307,433	329,634	318,779
Satellites, property and other equipment	71,659	88,360
Intangible assets	38,448	39,395
Europe, Middle East & Africa [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	44,710	50,911	61,317
Satellites, property and other equipment	619,959	685,562
Other long-term assets	452	640
Latin America & Caribbean [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	64,024	73,120	75,011
Intangible assets	15,114	21,908
Asia & Australia [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	41,362	61,993	$ 30,133
All others [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Satellites, property and other equipment	2,605	2,493
Intangible assets	$ 6,748	$ 7,608